Long-term Incentive Plans	12 Months Ended
Jan. 31, 2021
15. Long-term Incentive Plans

Effective October 1, 2019, the Company adopted a long-term incentive plan. Under this plan, the Company may grant share purchase options, RSUs, PSUs or deferred share units to its directors, officers, employees and consultants up to an amount as determined by the Company and will be no more than 10% of its outstanding common shares on a fully-diluted basis. RSUs, PSUs and deferred share units are settled in common shares. The exercise price of the share purchase options will be determined by the Company and will be no less than market price on grant date.

(a)	Restricted Stock Units

The following table summarizes the continuity of the Company’s RSUs:

Number of RSUs

Outstanding, January 31, 2019 and 2018	–
Granted	275,000

Outstanding, January 31, 2020	275,000
Granted	30,000
Common shares issued on vesting (Notes 12(a) and 18)	(271,667)
Forfeited (Note 18)	(8,333)

Outstanding, January 31, 2021	25,000

The fair value of share-based payment expense was determined using market value of the share price on grant date.  RSUs are settled by delivery of a notice of settlement by the RSU holder or, if no notice of settlement is delivered, on the last vesting date.  At January 31, 2021, no outstanding RSUs were vested (January 31, 2020 – 83,334).  During the year ended January 31, 2021, the Company recognized $219,360 of share-based payments related to its RSUs (2020 - $171,011; 2019 - $nil) within consulting fees and wages, salaries and employment expenses in its consolidated statements of comprehensive loss.

(b)	Performance Stock Units

The following table summarizes the continuity of the Company’s PSUs:

Number of PSUs

Outstanding, January 31, 2019 and 2018	–
Granted	75,000

Outstanding, January 31, 2020	75,000
Common shares issued on vesting (Notes 12(a) and 18)	(25,000)
Expired (Note 18)	(25,000)

Outstanding, January 31, 2021	25,000

PSUs vest as follows: 25,000 PSUs vested on November 14, 2019, 25,000 PSUs vest upon financing greater than $2,500,000 obtained before July 30, 2020 (non-market performance condition) (not met) and 25,000 PSUs vest on March 31, 2021.

PSUs are settled by delivery of a notice of settlement by the PSU holder.  At January 31, 2021, no outstanding PSUs were vested (January 31, 2020– 187,500).  During the year ended January 31, 2021, the Company recognized a reversal of share-based compensation related to its PSUs of $6,359 (2020 – expense of $61,013; 2019 - $nil) within consulting fees in its consolidated statements of comprehensive loss, due to the PSU holder not meeting the non-market performance condition.

(c)	Share Purchase Options

The following table summarizes the continuity of the Company’s share purchase options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2018	1,362,083	4.60	3.26
Granted	30,000	12.50	4.32
Forfeited/cancelled	(22,900)	(4.30)	–

Outstanding, January 31, 2019	1,369,183	4.60	3.26
Granted	807,500	3.19	4.38
Forfeited/cancelled	(704,183)	(5.01)	–

Outstanding, January 31, 2020	1,472,500	3.82	3.08
Granted (Note 18)	1,430,000	1.03	3.01
Granted pursuant to acquisition (Note 6(a))	856,880	3.05	0.35
Forfeited (Note 18)	(836,668)	(2.68)	–

Outstanding, January 31, 2021	2,922,712	2.56	2.19

Additional information regarding share purchase options as of January 31, 2021, is as follows:

Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date

250,000	250,000	9.65	February 22, 2021
582,620	582,620	3.09	June 30, 2021
200,000	200,000	1.33	December 14, 2021
19,421	19,421	3.23	February 17, 2022
19,421	17,803	3.23	February 28, 2022
40,000	-	1.80	January 4, 2023
10,000	5,000	2.50	January 20, 2023
1,100,000	550,000	0.77	December 8, 2023
200,000	200,000	4.00	June 11, 2024
43,750	43,750	3.90	July 1, 2024
10,000	10,000	2.60	September 29, 2024
15,000	15,000	1.55	October 15, 2024
15,000	15,000	2.50	October 15, 2024
7,500	2,500	1.50	November 3, 2024
100,000	100,000	2.50	November 13, 2024
20,000	20,000	2.50	December 26, 2024
210,000	48,333	1,80	May 5, 2025
50,000	8,333	2.40	May 10, 2025
10,000	2,500	2.25	May 11, 2025
20,000	3,333	1.80	May 21, 2025
2,922,712	2,093,593

The fair value of share-based payment expense was estimated using the Black-Scholes option pricing model and the following assumptions:

•	Dates of grant: June 12, 2019 to January 5, 2021
•	Risk free interest rate: 0.20% to 1.46%
•	Volatility: 79.61 to 100%
•	Market price of common shares on grant date: $0.77 to $4.00
•	Expected dividends: Nil%
•	Expected life: Ten (10) months to five (5) years
•	Exercise price: $0.77 to $4.00

Fair values of the options at each measurement date ranged between $0.45 to $3.20.  For the year ended January 31, 2021, share-based payments related to share purchase options totaling $613,631 and have been recorded in the Company’s consolidated statements of comprehensive loss (2020 - $1,365,631; 2019 - $31,566).  $475,774 of share-based payment expense have yet to be recognized and will be recognized in future periods.